CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating revenues
Direct financing lease interest income - related parties	$ 45,363	$ 55,385	$ 59,214
Direct financing and sales-type lease interest income - other	0	4,231	6,501
Finance lease service revenues - related parties	46,488	52,390	64,766
Finance lease service revenues - other	0	1,846	0
Profit sharing revenues - related parties	33,756	770	52,176
Time charter revenues - related parties	10,039	5,647	0
Time charter revenues - other	83,013	77,778	60,258
Bareboat charter revenues - related parties	16,364	18,324	20,701
Bareboat charter revenues - other	53,407	42,705	54,212
Voyage charter revenues - other	34,608	9,724	0
Other operating income	4,449	2,060	1,864
Total operating revenues	327,487	270,860	319,692
Gain on sale of assets and termination of charters, net	23,931	18,025	47,386
Operating expenses
Vessel operating expenses - related parties	49,170	54,916	66,455
Vessel operating expenses - other	70,300	50,618	28,459
Depreciation	67,393	58,436	55,602
Asset Impairment Charges	11,800	0	0
Administrative expenses - related parties	965	439	471
Administrative expenses - other	6,644	7,110	8,471
Total operating expenses	206,272	171,519	159,458
Net operating income	145,146	117,366	207,620
Non-operating income / (expense)
Interest income – related parties, associated companies	24,464	19,575	19,575
Interest income – related parties, other	4,029	482	0
Interest income - other	11,958	10,023	7,599
Interest expense - other	(86,081)	(87,225)	(94,851)
Loss on purchase of bonds	(21)	(1,218)	(122)
Gain on sale of investment in associated company	6,055	0	0
Long-term investment impairment charge	0	0	(3,353)
Other financial items, net	(16,232)	2,003	5,876
Net income before equity in earnings of associated companies	89,318	61,006	142,344
Equity in earnings of associated companies	33,497	28,200	43,492
Net income	$ 122,815	$ 89,206	$ 185,836
Per share information:
Basic earnings per share (in dollars per share)	$ 1.32	$ 1.00	$ 2.31
Weighted average number of shares outstanding, basic	93,331	89,508	80,594
Diluted earnings per share (in dollars per share)	$ 1.24	$ 0.99	$ 2.22
Weighted average number of shares outstanding, diluted	116,747	95,424	85,868
Cash dividend per share declared and paid (in dollars per share)	$ 1.63	$ 1.17	$ 1.86